Stockholders' Equity (Deficit) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Exercise Price Per Share
Granted	$ 0.31
2010 Incentive Stock Option Plan [Member]
Number Outstanding
Outstanding, Beginning	1,955,000	1,610,000	1,015,000
Granted	30,387,825	682,500	645,000
Exercised
Canceled/forfeited/expired	(240,001)	(337,500)	(50,000)
Outstanding, Ending	32,102,824	1,955,000	1,610,000
Vested and exercisable	4,467,511	556,452
Unrecognized expense	$ 6,222,535	$ 768,502
Weighted Average Exercise Price Per Share
Outstanding, Beginning	$ 0.77	$ 0.82	$ 0.32
Granted	$ 0.31	$ 0.56	$ 1.5
Exercised
Canceled/forfeited/expired	$ 0.74	$ 0.58	$ 1.6
Outstanding, Ending	$ 0.33	$ 0.77	$ 0.82
Vested and exercisable	$ 0.40	$ 0.77
Weighted Average Remaining Contractual Life (Years)
Outstanding, Beginning	4 years 5 months 9 days	5 years 1 month 13 days	4 years 8 months 23 days
Granted	9 years 10 months 10 days	4 years 6 months 11 days	7 years 4 months 6 days
Canceled/forfeited/expired	6 years 4 months 21 days	3 years 1 month 24 days	4 years 15 days
Ending Balance	9 years 6 months 18 days	4 years 5 months 9 days	5 years 1 month 13 days
Vested and exercisable	8 years 5 months 27 days	4 years 22 days
Aggregate Intrinsic value
Outstanding, Beginning		1,240,000
Outstanding, Ending	3,237,902		1,240,000
Options vested and exercisable	$ 423,433